Neiman Large Cap Value Fund
		Schedule of Investments
		December 31, 2020 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

Beverages
13,000	The Coca-Cola Company			$ 712,920	2.00%

Cable & Other Pay Television Services
7,800	The Walt Disney Company +			1,413,204	3.96%

Computer Communications Equipment
18,900	Cisco Systems, Inc.			845,775	2.37%

Electromedical & Electrotherapeutic Apparatus
6,500	Medtronic, plc. (Ireland) +			761,410	2.13%

Electronic Computers
8,400	Apple Inc. +			1,114,596	3.12%

Electric Services
12,000	Southern Co. +			737,160	2.06%

Fire, Marine & Casualty Insurance
7,000	The Progressive Corporation			692,160	1.94%

Gas & Other Services Combined
7,600	Sempra Energy +			968,316	2.71%

Hospitals & Medical Service Plans
2,400	Anthem, Inc.			770,616
3,000	UnitedHealth Group, Inc. +			1,052,040
				1,822,656	5.10%

Industrial Inorganic Chemicals
2,200	Air Products and Chemicals, Inc. +			601,084	1.68%

Misc Industrial & Commercial Machinery & Equipment
6,100	Eaton Corporation plc (Ireland) +			732,854	2.05%

National Commercial Banks
6,400	The PNC Financial Services Group, Inc. +			953,600	2.67%

Petroleum Refining
19,800	Exxon Mobil Corporation +			816,156	2.28%

Pharmaceutical Preparations
5,700	Johnson & Johnson +			897,066	2.51%

Radio & TV Broadcasting & Communications Equipment
5,100	QUALCOMM Incorporated +			776,934	2.17%

Railroads, Line-Haul Operating
3,500	Union Pacific Corporation +			728,770	2.04%

Retail - Variety Stores
2,600	Costco Wholesale Corp. +			979,628
5,000	Target Corporation +			882,650
				1,862,278	5.21%

Rubber & Plastic Footwear
7,600	Nike Inc. Class B +			1,075,172	3.01%

Search, Detection, Navigation, Guidance, Aeronautical Systems
6,700	Garmin Ltd. (Switzerland) +			801,722
11,670	Raytheon Company			834,522
				1,636,244	4.58%

Security & Commodity Brokers, Dealers, Exchanges & Services
4,000	CME Group Inc.			728,200
7,100	Intercontinental Exchange, Inc. +			818,559
				1,546,759	4.33%

Security Brokers, Dealers & Flotation Companies
1,000	BlackRock, Inc. +			721,540
18,100	The Charles Schwab Corporation +			960,024
				1,681,564	4.71%

Semiconductors & Related Devices
5,700	Analog Devices, Inc. +			842,061
11,400	Applied Materials, Inc. +			983,820
1,800	Broadcom Inc. +			788,130
15,300	Intel Corporation			762,246
5,600	Texas Instruments Incorporated +			919,128
				4,295,385	12.02%

Services - Business Services, NEC
2,800	Accenture plc Class A (Ireland) +			731,388	2.05%

Services - Computer Processing & Data Preperation
4,500	Automatic Data Processing, Inc. +			792,900	2.22%

Services - Prepackaged Software
3,800	Microsoft Corporation +			845,196	2.37%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
4,600	Procter & Gamble Co.			640,044	1.79%

Special Industry Machinery, NEC
1,800	Lam Research Corporation +			850,086	2.38%

Telephone Communications (No Radiotelephone)
27,600	AT&T Inc.			793,776	2.22%

Tobacco Products
18,300	Altria Group Inc.			750,300
11,100	Philip Morris International, Inc. +			918,969
				1,669,269	4.67%

Total for Common Stocks (Cost - $23,915,327)				32,994,722	92.35%

Real Estate Investment Trusts
9,700	Lamar Advertising Company - Class A +			807,234
6,400	Prologis, Inc. +			637,824
2,800	Public Storage +			646,604
Total for Real Estate Investment Trusts (Cost - $1,821,802)				2,091,662	5.85%

MONEY MARKET FUNDS
759,198	Fidelity® Investments Money Market - Government Portfolio -
	Class I 0.01% **			759,198	2.12%
(Cost - $759,198)

	Total Investments			35,845,582	100.32%
	(Cost - $26,496,327)

	Liabilities in Excess of Other Assets			(115,465)	-0.32%

	Net Assets			$ 35,730,117	100.00%

Neiman Large Cap Value Fund
	Schedule of Call Options Written
		December 31, 2020 (Unaudited)
Underlying Security		Call Option		Notional	Fair Value
Expiration Date/Exercise Price		Contracts		Amount

Accenture plc Class A (Ireland)
January 15, 2021 Calls @ 275.00		7		$ 182,847	$ 350

Air Products and Chemicals, Inc.
January 15, 2021 Calls @ 330.00 ****		6		163,932	30

Analog Devices, Inc.
March 19, 2021 Calls @ 160.00		14		206,822	3,920

Apple Inc.
January 15, 2021, Calls @ 135.00		21		278,649	5,460

Applied Materials, Inc.
January 15, 2021, Calls @ 80.00		29		250,270	20,097

Automatic Data Processing, Inc.
February 19, 2021, Calls @ 195.00 ****		11		193,820	2,090

BlackRock, Inc.
January 15, 2021 Calls @ 760.00		3		216,462	1,245

Broadcom Inc.
January 15, 2021 Calls @ 440.00		5		218,925	4,250

Costco Wholesale Corp.
March 19, 2021, Calls @ 410.00		7		263,746	2,835

Eaton Corporation plc (Ireland)
April 16, 2021 Calls @ 130.00		15		180,210	3,975

Exxon Mobil Corporation
January 15, 2021 Calls @ 40.00		50		206,100	9,550

Garmin Ltd. (Switzerland)
April 16, 2021 Calls @ 135.00 ****		17		203,422	2,805

Intercontinental Exchange, Inc.
March 19, 2021 Calls @ 115.00		18		207,522	9,360

Johnson & Johnson
March 19, 2021 Calls @ 170.00		14		220,332	2,954

Lam Research Corporation
January 15, 2021 Calls @ 490.00		5		236,135	3,375

Lamar Advertising Company - Class A
January 15, 2021 Calls @ 85.00		24		199,728	3,840

Medtronic, plc. (Ireland)
March 19, 2021 Calls @ 125.00		16		187,424	3,200

Microsoft Corporation
January 15, 2021 Calls @ 240.00		10		222,420	310

Nike Inc. Class B
January 15, 2021 Calls @ $145.00		19		268,793	2,432

Philip Morris International, Inc.
March 19, 2021 Calls @ 85.00		28		231,812	6,524

Prologis, Inc.
February 19, 2021 Calls @ 115.00		16		159,456	80

Public Storage
March 19, 2021 Calls @ 270.00 ****		7		161,651	490

QUALCOMM Incorporated
January 15, 2021 Calls @ 170.00		13		198,042	468

Sempra Energy
April 16, 2021 Calls @ 150.00		19		242,079	760

Target Corporation
March 19, 2021 Calls @ 195.00		13		229,489	4,420

Texas Instruments Incorporated
March 19, 2021 Calls @ 185.00 ****		14		229,782	3,878

The Charles Schwab Corporation
March 19, 2021 Calls @ 55.00		45		238,680	10,260

The PNC Financial Services Group, Inc.
January 15, 2021 Calls @ 145.00		16		238,400	10,080

The Southern Company
February 19, 2021 Calls @ 70.00		30		184,290	120

The Walt Disney Company
January 15, 2021 Calls @ 160.00		20		362,360	43,460

Union Pacific Corporation
February 19, 2021 Calls @ 230.00		9		187,398	1,602

UnitedHealth Group, Inc.
March 19, 2021 Calls @ 410.00		8		280,544	1,560

Total (Premiums Received $82,495)				$ 7,051,542	$ 165,780

+ Portion or all of the security is pledged as collateral for call options written.
* Non-Income Producing Security.
** ADR - American Depositary Receipt.
*** The Yield shown represents the 7-day yield at December 31, 2020.
**** Level 2 Security.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at December 31, 2020, was $26,496,327 and premiums received from options written was $82,495. At December 31, 2020, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in options written) was as follows:

		Unrealized Gain		$ 10,077,861
		Unrealized Loss		(811,891)
		Unrealized Gain		$ 9,265,970

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks including ADRs and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2020:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 32,994,722	$ -	$ -	$ 32,994,722
Real Estate Investment Trusts		2,091,662	-	-	2,091,662
Money Market Funds		759,198	-	-	759,198
Total		$ 35,845,582	$ -	$ -	$ 35,845,582

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Options Written		$ 156,487	$ 9,293		$ 165,780
Total		$ 156,487	$ 9,293	$ -	$ 165,780

Refer to the Fund's Schedule of investments for a listing of securities by Industry. The Fund did not hold any level 3 assets during the fiscal quarter ended December 31, 2020.

3. OPTIONS WRITTEN

As of December 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund’s use of options written exposes it to equity risk. In addition, the selling of covered call options may tend to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Call options written expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

As of December 31, 2020, portfolio securities valued at $7,051,542 were held by the Fund as collateral for options written by the Fund.